S000022078 [Member] Investment Risks - Small Cap Index Fund	Dec. 31, 2025
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Tracking Error Risk [Member]
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Tracking Error Risk. The possibility that the Sub-Adviser may not be able to cause the Fund’s performance to correspond to that of the Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Sampling Risk [Member]
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Sampling Risk. The possibility that the Fund may not hold all of the securities included in its benchmark index and that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s benchmark index.

Concentration Risk [Member]
Prospectus [Line Items]
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Concentration Risk. The possibility that, to the extent the Fund invests to a significant extent in a particular industry or group of industries within a particular sector, the Fund may be subject to greater risks than if its investments were broadly diversified across industries and sectors. The Fund also is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Sector Risk [Member]
Prospectus [Line Items]
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Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Industrials Sector, Health Care Sector, Financials Sector, Information Technology Sector and Consumer Discretionary Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Liquidity Risk [Member]
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Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Micro Cap Securities Risk [Member]
Prospectus [Line Items]
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Micro-Cap Securities Risk. The possibility that the return on the Fund’s investments in micro-cap companies may be less than the return on investments in stocks of larger companies or the stock market as a whole. Stock prices of micro-cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Micro-cap companies are followed by relatively few securities analysts, and there tends to be less publicly available information about these companies. A micro-cap security may trade only in the over-the-counter market or on regional securities exchanges and therefore may not be traded every day or in the volume typical of trading on a national securities exchange. Micro-cap companies are more likely to be newly formed or in the early stages of development, depend on a few key employees, and have relatively limited product lines, markets or financial resources compared to larger capitalization companies.

Passive Investment Risk [Member]
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Passive Investment Risk. The possibility that the Fund’s return may be lower than the return of an actively managed fund because the Fund holds shares of a security based on the holdings of its benchmark index, not the current or projected performance of a security, industry or sector. The Fund does not take defensive positions under any market conditions, including declining markets.

Derivatives Risks [Member]
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Derivatives Risk. The possibility that the Fund’s use of derivatives may lead to losses stemming from leverage risk, imperfect correlation with underlying investment, valuation risk, liquidity risk, and counterparty risk, each of which is commonly associated with the use of derivatives. These losses may be magnified when derivatives are used to leverage the Fund’s assets to enhance return rather than mitigate risk. Derivatives may be difficult to sell when the Adviser believes it would be appropriate to do so because they have become less liquid or illiquid. Derivatives also may be difficult to value. In addition, the Fund may bear the risk that the other party to a derivatives contract may be unwilling or unable to fulfill its contractual obligations. Certain of these risks may be heightened or less relevant for different types of derivatives in which the Fund may invest.
Futures Contracts Risk. The possibility that futures contracts will subject the Fund to leverage risk, correlation risk, and liquidity risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Because futures contracts require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There may be imperfect correlation between price movements of a futures contract and price movements of the underlying investments for which futures are used as a substitute, or which futures are intended to hedge.

Small Cap Securities Risk [Member]
Prospectus [Line Items]
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Small-Cap Securities Risk. The possibility that the return on the Fund’s investments in small-cap companies may trail the return on investments in stocks of larger companies or the stock market as a whole. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small‑cap companies generally depend on a few key employees and have relatively limited product lines, markets or financial resources compared to larger capitalization companies.

Market Risks [Member]
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Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Local, regional or global events such as war, acts of terrorism, natural or environmental disasters, public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Different sectors of the market and different security types may react differently to such developments.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.